Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2022
Property and Equipment [Abstract]
Schedule of property and equipment
	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2020	88,329	936,958	1,025,287
Additions	108,974	-	108,974
Foreign currency adjustment	(15,913)	(23,553)	(39,466)
At December 31, 2021	181,390	913,405	1,094,795
Additions	63,827	-	63,827
At September 30, 2022	245,217	913,405	1,158,622

Accumulated amortization
At December 31, 2020	82,286	449,191	531,477
Amortization for the year	30,793	205,580	236,373
At December 31, 2021	113,079	654,771	767,850
Amortization for the period	30,792	133,767	164,559
At September 30, 2022	143,871	788,538	932,409

Carrying amounts
At December 31, 2021	68,311	258,634	326,945
At September 30, 2022	101,346	124,867	226,213